Reinsurance and Policy Provisions (Hannover Financing Arrangements) (Details) - 2019 Hannover Reinsurance Agreement - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Ceded Credit Risk [Line Items]
Lifetime income benefit rider payments in excess of policy fund values and waived surrender charges related to penalty free withdrawals on certain business, percentage	80.00%
Risk charges	$ 33.1	$ 44.7